Related Party Transactions (Details) $ in Thousands	Dec. 31, 2017 USD ($) bank	Feb. 28, 2017 USD ($)	Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Total debt outstanding to all lenders	$ 1,495,835		$ 628,953
Affiliated Entity | Stone Energy Corporation | Credit Facility
Related Party Transaction [Line Items]
Number of banks party to facility | bank	12
Affiliated Entity | Stone Energy Corporation | Exit Facility
Related Party Transaction [Line Items]
Borrowing base		$ 200,000
Affiliated Entity | Stone Energy Corporation | IBERIABANK | Credit Facility
Related Party Transaction [Line Items]
Percent of commitments held under facility	6.00%
Affiliated Entity | Stone Energy Corporation | IBERIABANK | Exit Facility
Related Party Transaction [Line Items]
Percent of commitments held under facility		5.90%
Outstanding balance to IBERIABANK		$ 11,800